Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Dec. 31, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Jan. 01, 2016
Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX